Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Pay Versus Performance
In accordance with SEC rules, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
named executive officers (the “Other NEOs”) and certain Company performance for each of the fisc
a
l years listed below. The Compensation and Talent Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1,2,3 ($)	Average Summary Compensation Table Total for Other NEOs 1 ($)	Average Compensation Actually Paid to Other NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Adjusted Diluted EPS 5 ($)
					Total Shareholder Return (“TSR”) ($)	Peer Group TSR ($)

2024	4,188,526	4,844,807	1,132,995	1,272,861	179.76	199.61	58.1	2.17

2023	3,199,406	3,252,016	780,611	545,509	148.63	151.67	60.5	2.22

2022	4,176,016	6,735,773	1,027,985	1,482,635	133.47	122.19	59.6	2.46

2021	3,944,440	5,734,073	1,108,408	1,440,330	123.80	148.92	(41.9)	1.93

2020	2,500,797	2,383,328	800,401	140,234	115.20	123.08	34.7	1.12

1.	Kieran O’Sullivan was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

Ashish Agrawal	Ashish Agrawal	Ashish Agrawal	Ashish Agrawal	Ashish Agrawal

Luis Machado	Scott D’Angelo	Scott D’Angelo	Scott D’Angelo	Scott D’Angelo

		Martin Baumeister	Martin Baumeister	Martin Baumeister

		Michael Murray	Michael Murray	Pratik Trivedi

2.
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation
S-K
and may not necessarily reflect compensation actually earned, realized, or received by the Company’s PEO and the Other NEOs. These amounts instead reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Please note that, while similar adjustment information was provided in the Company’s 2024 proxy statement for 2023 and 2023 proxy statement for 2020, 2021, 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the Pay Versus Performance table above for 2024 or the relationship disclosures provided below.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	4,188,526	(2,800,011)	3,456,292	4,844,807

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Stock Awards for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)

2024	1,132,995	(644,979)	784,845	1,272,861
The amounts in the Inclusion of Equity Values in the tables above are derived from
the amounts set forth in the following
tables
:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2024	3,529,697	(245,142)	171,737	—	3,456,292

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2024	798,399	(37,860)	24,306	—	784,845

4.
The Peer Group TSR set forth in this table utilizes the Dow Jones Electrical Components & Equipment Industry Group (“DJUSEC”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the DJUSEC, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined adjusted fully diluted net earnings per share (“Adjusted Diluted EPS”) to be the most important financial performance measure used to link Company performance for 2024 to Compensation Actually Paid to our PEO and Other NEOs in 2024. More information on Adjusted Diluted EPS can be found at page 29 of the Compensation Discussion and Analysis section and in the Appendix to this Proxy Statement. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote
1.	Kieran O’Sullivan was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

Ashish Agrawal	Ashish Agrawal	Ashish Agrawal	Ashish Agrawal	Ashish Agrawal

Luis Machado	Scott D’Angelo	Scott D’Angelo	Scott D’Angelo	Scott D’Angelo

		Martin Baumeister	Martin Baumeister	Martin Baumeister

		Michael Murray	Michael Murray	Pratik Trivedi

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the Dow Jones Electrical Components & Equipment Industry Group (“DJUSEC”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the DJUSEC, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,188,526	$ 3,199,406	$ 4,176,016	$ 3,944,440	$ 2,500,797
PEO Actually Paid Compensation Amount	$ 4,844,807	3,252,016	6,735,773	5,734,073	2,383,328
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Please note that, while similar adjustment information was provided in the Company’s 2024 proxy statement for 2023 and 2023 proxy statement for 2020, 2021, 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the Pay Versus Performance table above for 2024 or the relationship disclosures provided below.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	4,188,526	(2,800,011)	3,456,292	4,844,807
The amounts in the Inclusion of Equity Values in the tables above are derived from
the amounts set forth in the following
tables
:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2024	3,529,697	(245,142)	171,737	—	3,456,292

Non-PEO NEO Average Total Compensation Amount	$ 1,132,995	780,611	1,027,985	1,108,408	800,401
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,272,861	545,509	1,482,635	1,440,330	140,234
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table. Please note that, while similar adjustment information was provided in the Company’s 2024 proxy statement for 2023 and 2023 proxy statement for 2020, 2021, 2022, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the Pay Versus Performance table above for 2024 or the relationship disclosures provided below.

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Stock Awards for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)

2024	1,132,995	(644,979)	784,845	1,272,861
The amounts in the Inclusion of Equity Values in the tables above are derived from
the amounts set forth in the following
tables
:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2024	798,399	(37,860)	24,306	—	784,845

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Average Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”), and Between Company TSR and Peer Group TSR
The following chart sets forth the relationship between (1) each of Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Other NEOs, and (2) the Company’s cumulative TSR over the five most recently completed fiscal years, and also compares our cumulative
TSR over the five most recently completed fiscal years to that of the DJUSEC over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
1
The following chart sets forth the relationship between (1) each of Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Other NEOs, and (2) our GAAP Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted Diluted EPS
The following chart sets forth the relationship between (1) each of Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Other NEOs, and (2) our Adjusted Diluted EPS during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Average Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”), and Between Company TSR and Peer Group TSR
The following chart sets forth the relationship between (1) each of Compensation Actually Paid to our PEO and the average of Compensation Actually Paid to our Other NEOs, and (2) the Company’s cumulative TSR over the five most recently completed fiscal years, and also compares our cumulative
TSR over the five most recently completed fiscal years to that of the DJUSEC over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted Diluted EPS
CTS Annual Sales
CTS Three-Year Sales Growth
CTS Three-Year Operating Cash Flow
Adjusted Operating Earnings
Three-Year Relative Total Shareholder Return
Controllable Working Capital as a Percentage of Annual Sales

Total Shareholder Return Amount	$ 179.76	148.63	133.47	123.8	115.2
Peer Group Total Shareholder Return Amount	199.61	151.67	122.19	148.92	123.08
Net Income (Loss)	$ 58,100,000	$ 60,500,000	$ 59,600,000	$ (41,900,000)	$ 34,700,000
Company Selected Measure Amount	2.17	2.22	2.46	1.93	1.12
PEO Name	Kieran O’Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	CTS Annual Sales
Measure:: 3
Pay vs Performance Disclosure
Name	CTS Three-Year Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	CTS Three-Year Operating Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Earnings
Measure:: 6
Pay vs Performance Disclosure
Name	Three-Year Relative Total Shareholder Return
Measure:: 7
Pay vs Performance Disclosure
Name	Controllable Working Capital as a Percentage of Annual Sales
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,456,292
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,529,697
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,142)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,737
PEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,800,011)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,845
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,399
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,860)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,306
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (644,979)